Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	12 Months Ended					12 Months Ended
	Oct. 31, 2012 Claim	Aug. 31, 2012 Claim	May 31, 2014 Plaintiff Claim	May 31, 2013	May 31, 2012	May 31, 2014 Plan [Member]	Apr. 30, 2014 Plan [Member]	May 31, 2014 Joint Venture [Member]	May 31, 2014 Preliminary Settlement [Member]	May 31, 2014 General and Administrative Expense [Member]
Operating Leased Assets [Line Items]
Rent expenses for cancelable and non-cancelable leases			$ 142,032	$ 137,046	$ 107,384
Capital commitment			2,924				2,617	4,002
Equity ownership interest							54.50%	50.00%
Date of establishment			Jul. 03, 2014			Jul. 03, 2014		May 06, 2014
Number of federal securities class actions filed		4
Number of federal securities class actions dismissed	1
Number of federal securities class actions pending			3
Number of plaintiff currently pending			1
Litigation settlement amount			$ 4,750						$ 3,500	$ 1,250